POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
POST-EMPLOYMENT BENEFITS	POST-EMPLOYMENT BENEFITS
ACCOUNTING POLICY
Post-employment benefits - defined benefit pension plans
We offer contributory and non-contributory defined benefit pension plans that provide employees with a lifetime monthly pension on retirement.

We separately calculate our net obligation for each defined benefit pension plan by estimating the amount of future benefits employees have earned in return for their service in the current and prior years and discounting those benefits to determine their present value.

We accrue our pension plan obligations as employees provide the services necessary to earn the pension. We use a discount rate based on market yields on high-quality corporate bonds at the measurement date to calculate the accrued pension benefit obligation. Remeasurements of the accrued pension benefit obligation are determined at the end of the year and include actuarial gains and losses, returns on plan assets in excess of interest income, and any change in the effect of the asset ceiling. These are recognized in other comprehensive income and retained earnings.

The cost of pensions is actuarially determined and takes into account the following assumptions and methods for pension accounting related to our defined benefit pension plans:
•expected rates of salary increases for calculating increases in future benefits;
•mortality rates for calculating the life expectancy of plan members; and
•past service costs from plan amendments are immediately expensed in net income.

We recognize our net pension expense for our defined benefit pension plans and contributions to defined contribution plans as an employee benefit expense in operating costs on the Consolidated Statements of Income in the periods the employees provide the related services.

Post-employment benefits - defined contribution pension plan
In 2016, we closed the defined benefit pension plans to new members and introduced a defined contribution pension plan. This change did not impact current defined benefit members at the time; any employee enrolled in any of the defined benefit pension plans at that date continues to earn pension benefits and credited service in their respective plan.

We recognize a pension expense in relation to our contributions to the defined contribution pension plan when the employee provides service to the Company.

Termination benefits
We recognize termination benefits as an expense when we are committed to a formal detailed plan to terminate employment before the normal retirement date and it is not realistic that we will withdraw it.
USE OF ESTIMATES AND JUDGMENTS
ESTIMATES
Detailed below are the significant assumptions used in the actuarial calculations used to determine the amount of the defined benefit pension obligation and related expense.

Significant estimates are involved in determining pension-related balances. Actuarial estimates are based on projections of employees' compensation levels at the time of retirement. Retirement benefits are primarily based on career average earnings, subject to certain adjustments. The most recent actuarial valuations were completed as at January 1, 2020.

Principal actuarial assumptions

	2020	2019
Weighted average of significant assumptions:

Defined benefit obligation
Discount rate	2.7%	3.2%
Rate of compensation increase	1.0% to 4.5%, based on employee age	1.0% to 4.5%, based on employee age
Mortality rate	CPM2014Priv with Scale CPM-B	CPM2014Priv with Scale CPM-B
Pension expense
Discount rate	3.2%	3.9%
Rate of compensation increase	1.0% to 4.5%, based on employee age	1.0% to 4.5%, based on employee age
Mortality rate	CPM2014Priv with Scale CPM-B	CPM2014Priv with Scale CPM-B

Sensitivity of key assumptions
In the sensitivity analysis shown below, we determine the defined benefit obligation for our funded plans using the same method used to calculate the defined benefit obligation we recognize on the Consolidated Statements of Financial Position. We calculate sensitivity by changing one assumption while holding the others constant. This leads to limitations in the analysis as the actual change in defined benefit obligation will likely be different from that shown in the table, since it is likely that more than one assumption will change at a time, and that some assumptions are correlated.

	Increase (decrease) in accrued benefit obligation
(In millions of dollars)	2020	2019

Discount rate
Impact of 0.5% increase	(279)	(233)
Impact of 0.5% decrease	319	266

Rate of future compensation increase
Impact of 0.25% increase	20	17
Impact of 0.25% decrease	(20)	(17)

Mortality rate
Impact of 1 year increase	76	61
Impact of 1 year decrease	(80)	(64)

EXPLANATORY INFORMATION
We sponsor a number of contributory and non-contributory pension arrangements for employees, including defined benefit and defined contributions plans. We do not provide any non-pension post-retirement benefits. We also provide unfunded supplemental pension benefits to certain executives.

The Rogers Defined Benefit Pension Plan provides a defined pension based on years of service and earnings, with no increases in retirement for inflation. The plan was closed to new members in 2016. Participation in the plan was voluntary and enrolled employees are required to make regular contributions into the plan. An unfunded supplemental pension plan is provided to certain senior executives to provide benefits in excess of amounts that can be provided from the defined benefit pension plan under the Income Tax Act (Canada)'s maximum pension limits.

We also sponsor smaller defined benefit pension plans in addition to the Rogers Defined Benefit Pension Plan. The Pension Plan for Employees of Rogers Communications Inc. and the Rogers Pension Plan for Selkirk Employees are closed legacy defined benefit pension plans. The Pension Plan for Certain Federally Regulated Employees of Rogers Cable
Communications Inc. is similar to the main pension plan but only federally regulated employees from the Cable business were eligible to participate; this plan was closed to new members in 2016.

In addition to the defined benefit pension plans, we provide various defined contribution plans to certain groups of employees of the Company and to employees hired after March 31, 2016 who choose to join. Additionally, we provide other tax-deferred savings arrangements, including a Group RRSP and a Group TFSA program, which are accounted for as deferred contribution arrangements.

During the year ended December 31, 2019, we amended certain of our defined benefit pension plans and recognized a $21 million reduction in past service cost, which was recorded as a reduction of pension expense, included in "operating costs" in the Consolidated Statements of Income.

The Pension Committee of the Board oversees the administration of our registered pension plans, which includes the following principal areas:
•overseeing the funding, administration, communication, and investment management of the plans;
•selecting and monitoring the performance of all third parties performing duties in respect of the plans, including audit, actuarial, and investment management services;
•proposing, considering, and approving amendments to the plans;
•proposing, considering, and approving amendments to the Statement of Investment Policies and Procedures;
•reviewing management and actuarial reports prepared in respect of the administration of the pension plans; and
•reviewing and approving the audited financial statements of the pension plan funds.

The assets of the defined benefit pension plans are held in segregated accounts that are isolated from our assets. They are invested and managed following all applicable regulations and the Statement of Investment Policies and Procedures with the objective of having adequate funds to pay the benefits promised by the plans. Investment and market return risk is managed by:
•contracting professional investment managers to execute the investment strategy following the Statement of Investment Policies and Procedures and regulatory requirements;
•specifying the kinds of investments that can be held in the plans and monitoring compliance;
•using asset allocation and diversification strategies; and
•purchasing annuities from time to time.

The defined benefit pension plans are registered with the Office of the Superintendent of Financial Institutions and are subject to the Federal Pension Benefits Standards Act. Two of the defined contribution pension plans are registered with the Financial Services Regulatory Authority, subject to the Ontario Pension Benefits Act. The plans are also registered with the Canada Revenue Agency and are subject to the Income Tax Act (Canada). The benefits provided under the plans and the contributions to the plans are funded and administered in accordance with all applicable legislation and regulations.

The defined benefit pension plans are subject to certain risks related to contribution increases, inadequate plan surplus, unfunded obligations, and market rates of return, which we mitigate through the governance described above. Any significant changes to these items may affect our future cash flows.

Below is a summary of the estimated present value of accrued plan benefits and the estimated market value of the net assets available to provide these benefits for our funded defined benefit pension plans.

		As at December 31
(In millions of dollars)	Note	2020	2019

Plan assets, at fair value		2,791	2,449
Accrued benefit obligations		(3,365)	(2,900)

Net deferred pension liability		(574)	(451)

Consists of:
Deferred pension asset		16	14
Deferred pension liability	22	(590)	(465)

Net deferred pension liability		(574)	(451)
Below is a summary of our pension fund assets.

	Years ended December 31
(In millions of dollars)	2020	2019

Plan assets, beginning of year	2,449	1,965
Interest income	81	81
Remeasurements, recognized in other comprehensive income and equity	163	277
Contributions by employees	34	36
Contributions by employer	150	179
Benefits paid	(82)	(86)
Administrative expenses paid from plan assets	(4)	(3)

Plan assets, end of year	2,791	2,449

Below is a summary of the accrued benefit obligations arising from funded obligations.

	Years ended December 31
(In millions of dollars)	2020	2019

Accrued benefit obligations, beginning of year	2,900	2,330
Current service cost	146	121
Past service recovery	—	(21)
Interest cost	91	89
Benefits paid	(82)	(86)
Contributions by employees	34	36
Remeasurements, recognized in other comprehensive income and equity	276	431

Accrued benefit obligations, end of year	3,365	2,900

Plan assets are comprised mainly of pooled funds that invest in common stocks and bonds that are traded in an active market. Below is a summary of the fair value of the total pension plan assets by major category.

	As at December 31
(In millions of dollars)	2020	2019

Equity securities	1,689	1,472
Debt securities	1,087	967
Other - cash	15	10

Total fair value of plan assets	2,791	2,449

Below is a summary of our net pension expense. Net interest cost is included in finance costs; other pension expenses are included in salaries and benefits expense in operating costs on the Consolidated Statements of Income.

	Years ended December 31
(In millions of dollars)	2020	2019

Plan cost:
Current service cost	146	121
Past service recovery	—	(21)
Net interest cost	10	8

Net pension expense	156	108
Administrative expense	4	4

Total pension cost recognized in net income	160	112
Net interest cost, a component of the plan cost above, is included in finance costs and is outlined as follows:

	Years ended December 31
(In millions of dollars)	2020	2019

Interest income on plan assets	(81)	(81)
Interest cost on plan obligation	91	89

Net interest cost, recognized in finance costs	10	8

The remeasurement recognized in the Consolidated Statements of Comprehensive Income is determined as follows:

	Years ended December 31
(In millions of dollars)	2020	2019

Return on plan assets (excluding interest income)	163	277
Change in financial assumptions	(272)	(401)
Effect of experience adjustments	(4)	(30)

Remeasurement loss, recognized in other comprehensive income and equity	(113)	(154)

We also provide supplemental unfunded defined benefit pensions to certain executives. Below is a summary of our accrued benefit obligations, pension expense included in employee salaries and benefits, net interest cost, remeasurements, and benefits paid.

	Years ended December 31
(In millions of dollars)	2020	2019

Accrued benefit obligation, beginning of year	73	67
Pension expense, recognized in employee salaries and benefits expense	13	2
Net interest cost, recognized in finance costs	3	3
Remeasurements, recognized in other comprehensive income	8	5
Benefits paid	(5)	(4)

Accrued benefit obligation, end of year	92	73

We also have defined contribution plans with total pension expense of $15 million in 2020 (2019 - $12 million), which is included in employee salaries and benefits expense.

ALLOCATION OF PLAN ASSETS

	Allocation of plan assets		Target asset allocation percentage
	2020	2019

Equity securities:
Domestic	11.9%	12.0%	8% to 18%
International	48.6%	48.1%	37% to 67%
Debt securities	39.0%	39.5%	25% to 45%
Other - cash	0.5%	0.4%	0% to 2%

Total	100.0%	100.0%

Plan assets consist primarily of pooled funds that invest in common stocks and bonds. The pooled funds have investments in our equity securities. As a result, approximately $10 million (2019 - $10 million) of plan assets are indirectly invested in our own securities under our defined benefit plans.

We make contributions to the plans to secure the benefits of plan members and invest in permitted investments using the target ranges established by our Pension Committee, which reviews actuarial assumptions on an annual basis.
Below is a summary of the actual contributions to the plans.

	Years ended December 31
(In millions of dollars)	2020	2019

Employer contribution	150	179
Employee contribution	34	36

Total contribution	184	215

We estimate our 2021 employer contributions to our funded plans to be $169 million. The actual value will depend on the results of the 2021 actuarial funding valuations. The average duration of the defined benefit obligation as at December 31, 2020 is 18 years (2019 - 17 years).

Plan assets recognized an actual net gain of $240 million in 2020 (2019 - $355 million net gain).

We have recognized a cumulative loss in other comprehensive income and retained earnings of $592 million as at December 31, 2020 (2019 - $503 million) associated with post-retirement benefit plans.